As filed with the Securities and Exchange Commission on March 10, 2006.


                                                     Commission File No. 2-85378
                                                    Commission File No. 811-3462

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No.  55

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  55

                                 The Flex-funds
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
             ------------------------------------------------------
                (Address of Principal Executive Offices-Zip Code)

       Registrant's Telephone Number, including Area Code: (614)766-7000

         Wesley F. Hoag, Vice President - Meeder Asset Management, Inc.
         --------------------------------------------------------------
             P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
     It is proposed that this filing will become effective (check appropriate box).

      |X|   immediately upon filing pursuant to paragraph (b) of Rule 485

      |_|   on pursuant to paragraph (b) of Rule 485.

      |_|   60 days after filing pursuant to paragraph (a)(1).

      |_|   on pursuant to paragraph (a)(1).

      |_|   75 days after filing pursuant to paragraph (a)(2).

      |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      |_| This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                 THE FLEX-FUNDS
                               6125 Memorial Drive
                               Dublin, Ohio 43017


             Statement of Additional Information Dated March 10, 2006


This Statement of Additional Information pertains to the following Funds of The Flex-funds: The Aggressive Growth Fund, The Defensive Growth Fund and The Focused Growth Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Funds dated January 31, 2006. A copy of the Prospectus may be obtained from The Flex-funds, at the above address, or by calling: 1-800-325-FLEX, or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Description of the Trust                                                       2
Investment Policies and Related Matters                                        3
Investment Restrictions                                                       17
Disclosure of Portfolio Holdings                                              18
Portfolio Turnover                                                            20
Purchase and Sale of Portfolio Securities                                     20
Valuation of Portfolio Securities                                             22
Calculation of Average Annual Total Return
  Before Taxes                                                                22
Calculation of Average Annual Total Return
  After Taxes on Distributions                                                23
Calculation of Average Annual Total Return
  After Taxes on Distributions and Sale of Fund Shares                        24
Additional Purchase and Redemption Information                                26
Investment Adviser and Manager                                                27
Officers and Trustees                                                         31
Distribution Plans                                                            36
Distributions and Taxes                                                       37
Other Services                                                                39
Anti-Money Laundering Program                                                 39
Proxy Voting Policies                                                         40
Financial Statements                                                          40
Appendix I - Proxy Voting Policies, Procedures and
  Guidelines

Investment Adviser                                      Transfer Agent
------------------                                      --------------
Meeder Asset Management, Inc.                           Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST

      Background. The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its constituent funds is a diversified open-end management investment company. The business and affairs of the Trust are under the direction of its Board of Trustees.

      As stated in "Investment Policies and Related Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

      For descriptions of the investment objectives and policies of a Fund, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Funds, see "Investment Adviser and Manager" and "Officers and Trustees."

      Shares of Beneficial Interest. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

      A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

      Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

      When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

      Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

      Trustee Liability. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS

      General. The investment policies set forth below in this section represent the Funds' policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Funds without shareholder approval.

      Each Fund seeks to achieve its investment objective(s) by investing primarily in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Each ETF generally tracks a securities index or a basket of securities. In addition to a Fund's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the Underlying ETFs. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Underlying ETF.

      Each Fund invests in shares of the Underlying ETFs and its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as Meeder Asset Management, Inc.'s (the "Manager" or "Meeder") allocation among the Underlying ETFs. Accordingly, each Fund's investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as identified in the Prospectus, in direct proportion to the amount of assets each Fund allocates to the Underlying ETFs utilizing such strategies.

The Underlying ETFs

      General. Each Underlying ETF is a registered investment company with a stated investment objective and is subject to various investment policies and restrictions. The Underlying ETFs are in most cases series of iShares Trust and iShares, Inc., each of which files financial and other information with the Securities and Exchange Commission (the "SEC"). Such information is publicly available at www.sec.gov, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, its website does not form a part of the Funds' Prospectus or this SAI). Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.

      The Funds generally expect to purchase shares of the Underlying ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an Underlying ETF may also be acquired by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the Underlying ETF's custodian, in exchange for which the Underlying ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an Underlying ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Manager believes it is in a Funds' interest to do so. The Funds' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Underlying ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

      There is a risk that the Underlying ETFs in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to the Underlying ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the Underlying ETF, and the Underlying ETF may not be able to find a substitute service provider. Also, the Underlying ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the Underlying ETFs may also terminate. In addition, an Underlying ETF may terminate if its net assets fall below a certain amount.

      Although the Funds believe that, in the event of the termination of an Underlying ETF, they will be able to invest instead in shares of an alternate Underlying ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate Underlying ETF would be available for investment at that time.

      Underlying ETF's investing in equity securities are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. A Fund's investment in an Underlying ETF may not exactly match the performance of a direct investment in the respective index to which it is intended to correspond. Additionally, an Underlying ETF may not fully replicate the performance of its benchmark index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between the Underlying ETF and the index with respect to the weighting of securities. Underlying ETF's are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading Underlying ETF's inadvisable.

      Limitations on Investing in Other Investment Companies. Generally, under the 1940 Act, a Fund may not acquire shares of another investment company (including Underlying ETFs) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such Fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or
(iii) if more than 10% of such Fund's total assets would be invested in investment companies. The SEC has promulgated exceptions to certain of these limits by rule and it has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits. The Funds' ability to invest in Underlying ETFs may be restricted unless the Funds qualify for exceptions to certain of these limits by SEC rule or the Underlying ETFs have received such an order from the SEC, and the Underlying ETF and the Funds take appropriate steps to comply with the relevant terms and conditions of such orders.

      To the extent the 1940 Act limitations apply to an Underlying ETF, such limitations may prevent a Fund from allocating its investments in the manner that the Manager considers optimal, or cause the Manager to select a similar index or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Funds may also invest in Stock Baskets when the Manager believes they represent more attractive opportunities than similar Underlying ETFs.

      Set forth below is a description of securities (and related risks) that may be invested in by certain of the Underlying ETFs.

      The discussion below does not include investment strategies and techniques (including investments in options and futures, entering into repurchase agreements and swap agreements, and engaging in securities lending) that may be utilized by an Underlying ETF. To the extent that the use of such strategies and techniques leads to a lack of correlation between an Underlying ETF and its underlying index, the performance of the Funds could be adversely impacted.

      Foreign Securities. Certain of the Underlying ETFs may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

      To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of an Underlying ETF's investments in one country may offset potential gains from investments in another country.

      Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of an Underlying ETF are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying ETF. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case an Underlying ETF could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying ETF, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

      Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest

      The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

      Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying ETF may temporarily hold cash in foreign currencies. The value of an Underlying ETF's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. The Underlying ETF may incur costs in connection with conversions between various currencies. An Underlying ETF's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

      Closed-End Investment Companies. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

      A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

      The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

      A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

      Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

      Common Stocks. A Fund may invest in common stocks based upon the criteria described in its investment objectives. Under normal circumstances, investments in common stocks will not exceed 25% of a Fund's net assets.

      Money Market Instruments. The Defensive Growth Fund may invest up to 100% of its assets in money market instruments, investment grade bonds, and/or Underlying ETF's that invest in fixed income securities as a defensive tactic. The Aggressive Growth Fund and The Focused Growth Fund will normally be fully invested, but may invest in money market instruments, investment grade bonds, and/or Underlying ETF's that invest in fixed income securities in order to (a) accommodate cash flow from purchases and sales of their shares and (b) adjust the percentage of their assets invested in each of the Underlying ETF's or other securities they own. When investing in money market instruments, a Fund will limit its purchases, denominated in U.S. dollars, to the following securities.

      U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

      Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. A Fund may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. A Fund will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will a Fund invest more than 10% of its assets in time deposits.

      High Quality Commercial Paper - A Fund may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

      Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Funds. A Fund's risk is that the universe of potential buyers for the securities, should the Fund desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

      High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

      Repurchase Agreements - See "Repurchase Agreements" below.

      The Manager exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a Fund.

Ratings

1. Moody's Investors Services, Inc.'s Corporate Bond Rating:

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2. Standard and Poor's Corporation's Corporate Bond Rating:

      AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

      AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

      A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3. Commercial Paper Ratings:

      Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

      The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4. Description of Permitted Money Market Investments:

      Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

      U.S. Government Obligations - are bills, certificates of indebtedness notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

      Repurchase Agreements - See "Repurchase Agreements" below.

      Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

      Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

      Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

      Illiquid Investments. The Funds and their underlying ETF's or closed-end investment companies may invest their assets in illiquid securities. Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of each Fund's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager may determine some restricted securities to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

      Restricted Securities. The Funds and their underlying ETF's or closed-end investment companies may invest their assets in restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

      Repurchase Agreements. The Funds may invest their assets in repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

      While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is each Fund's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

      Hedging Strategies. Each Fund may engage in hedging transactions in carrying out its investment policies. The Manager may conduct a hedging program on behalf of a Fund for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Fund's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Fund's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Fund while the manager is making a change in the Fund's investment position.

      A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

      Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Fund to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

      Limitations on Futures and Options Transactions. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as the Funds. All futures transactions for a Fund will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever a Fund establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Fund. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, a Fund will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by a Fund to protect against reinvestment risk are intended to protect the Fund against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

      A Fund may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

      The above limitations on a Fund's investments in futures contracts and options, and each Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

      Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.

      Some currently available futures contracts are based on indices of securities-prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

      The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

      Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

      If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of each Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

      Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

      The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

      The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

      A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

      Writing Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

      When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

      If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

      Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

      A Fund may write only "covered" call options. An option written on a security or currency is "covered" when, so long as the Fund is obligated under the option, it owns the underlying security or currency. A Fund will "cover" stock index options and options on futures contracts it writes by maintaining in a segregated account either marketable securities, which in the Subadviser's judgment correlate to the underlying index or futures contract or an amount of cash, U.S. government securities or other liquid, high grade debt securities equal in value to the amount the Fund would be required to pay were the option exercised.

      Combined Positions. A Fund may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      Correlation of Price Changes. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

      A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

      Asset Coverage for Futures and Options Positions. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Short Sales. A Fund may enter into short sales "against the box" with respect to equity securities it holds. For example, if the Manager anticipates a decline in the price of a stock the Fund holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline. Each Fund currently intends to hedge no more than 25% of its total assets with short sales "against the box" on equity securities under normal circumstances.

      When a Fund enters into a short sale "against the box", it will be required to own, or have the right to obtain at no added cost, securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                             INVESTMENT RESTRICTIONS

      The investment restrictions below have been adopted by the Trust with respect to each of the Funds as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Voters). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever a Fund is requested to vote on a change in the investment restrictions, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders.

      Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objective or objectives as such Fund, no Fund may:

      (a) Issue senior securities;

      (b) Act as underwriter of securities of other issuers;

      (c) Invest in real estate except for office purposes;

      (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

      (e) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

      (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation if an exemptive order is obtained permitting the Fund to exceed this limitation;

      (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

      (h) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

      (i) Purchase or retain any securities of an issuer, any of whose officers directors or security holders is an officer or director of the Trust or a Fund, if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;

      (j) Invest in securities of companies that have a record of less than three years' continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

      (k) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

      (l) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted;

      (m) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days; and

      (n) Invest more than 25% of its total assets in the securities of underlying ETF's which concentrate (e.g., invest more than 25% of their assets) in the same industry, provided that through its investment in underlying ETF's, the Fund indirectly may invest more than 25% of its assets in one industry.

      Each of the Trust's and the Funds' operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral leases or programs; and (c) Purchase real estate limited partnerships.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Funds' complete portfolio holdings as of the end of each calendar month are posted on www.flexfunds.com ordinarily by the 10th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Funds files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.flexfunds.com information is current (expected to be not more than three months). The Funds do not disseminate nonpublic information about portfolio holdings except as provided below.

      The Funds' allow disclosure of nonpublic portfolio holdings information to affiliates of Meeder Asset Management, Inc. only for the purposes of providing services to The Funds.

      The Funds' permit nonpublic portfolio holdings information to be shared with subadvisers, pricing services, custodians, independent auditors, brokers in portfolio transactions for the Funds, any securities lending agents and other service providers to the Funds who require access to this information to fulfill their duties to the Funds, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Morningstar and Lipper, or other entities that have a legitimate business purpose in receiving the information sooner than 10 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

      Prior to any disclosure of the Funds' nonpublic portfolio holdings information to the foregoing types of entities or persons, the Chief Compliance Officer of the Trust must make a good faith determination in light of the facts then known that the Funds have a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Funds, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Reports regarding arrangements to disclose the Funds' nonpublic portfolio holdings information will be provided to the Trustees. The Funds' Chief Compliance Officer shall report any disclosure of the Funds' nonpublic portfolio holdings information to the Funds' Board of Trustees at the next meeting of the Board of Trustees following the disclosure and shall report the rationale for such good faith determination.

                               PORTFOLIO TURNOVER


      The portfolio turnover rate for The Aggressive Growth Fund for the fiscal year ended December 31, 2004 was 264% (255% in 2003; 349% in 2002). A Fund's
turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.


                    PURCHASE AND SALE OF PORTFOLIO SECURITIES

      All orders for the purchase or sale of portfolio securities are placed on behalf of each Fund by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Fund expenses.

      Each Fund may execute portfolio transactions with broker-dealers that provide research and execution services to the Fund or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

      The receipt of research from broker-dealers that execute transactions on behalf of a Fund may be useful to the Manager in rendering investment management services to the Fund or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Fund. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

      Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Fund and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

      The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

      The Trustees of each Fund periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits to each Fund.

      From time to time, the Trustees of each Fund will review whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

      Each Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of each Fund intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

      Although each Fund has substantially the same Trustees and officers, investment decisions for each Fund are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Funds or accounts. Simultaneous transactions are inevitable when several funds are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Fund.

      When two or more Funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Fund Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of thet 6 0 Funds is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund. It is the current opinion of the Trustees of each Fund that the desirability of retaining the Manager as investment adviser to each Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                        VALUATION OF PORTFOLIO SECURITIES

      The Funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees.

      Securities owned by a Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit commercial paper, etc.) having maturities of 60 days or less are valued at amortized cost if not materially different from market value. Fund securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees.

      Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

      From time to time The Aggressive Growth Fund, The Defensive Growth Fund and The Focused Growth Fund may advertise their period and average annual total returns for various periods of time. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of each Fund will vary depending upon interest rates, the current market value of the securities held by each Fund, and changes in the Fund's expenses.

      When applicable, depending on the Fund, the periods of time shown will be for a one-year period, a five-year period, a ten-year period, and since inception. The calculatit 6 0 on assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Funds will assume a hypothetical investment of $1,000 at the beginning of each period. It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P (1+T)^n = ERV
      P = initial investment of $1,000
      T = average annual total return
      n = Number of years
      ERV = ending redeemable value at the end of the base period


The average annual total returns before taxes for the indicated periods ended December 31, 2004 were:

                                                Since Inception (%)
                                 1 Year (%)          (2/29/00)
                                 ----------     -------------------

The Aggressive Growth Fund          2.71               -7.55


Total return performance data represent past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

      Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

      Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.

      The following SEC formula was used to calculate these figures:

      P(1+T)^n = ATVD

      where:

      P    = a hypothetical initial payment of $1,000
      T    = average annual total return (after taxes on distributions)
      n    = number of years
      ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      Average annual total return after taxes on distributions and sale of a fund's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of a fund's shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

      Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

      The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.


      Each Fund's sales literature and advertising commonly refer to this calculation as a Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2004, were:

                                  1 YEAR (%)     Since Inception (2/29/00)(%)
                                  ----------     ----------------------------
The Aggressive Growth Fund          2.71                    -7.54


The following SEC formula was used to calculate these figures:

      P(1+T)^n = ATVDR

      where:
      P     = a hypothetical initial payment of $1,000
      T     = average annual total return (after taxes on distributions and redemptions)
      n     = number of years
      ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

      Comparative Performance Information may be used from time to time in advertising or marketing information relative to the Funds, including data from Lipper Analytical Services, Inc., Morningstar Mutual Fund Report, other publications, various indices, or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Each Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2005: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

      Each Fund's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

      Shareholders of each Fund will be able to exchange their shares for shares of any mutual fund that is a series of The Flex-funds (each a "Flex-funds Fund"). No fee or sales load will be imposed upon the exchange.

      Additional details about the exchange privilege and prospectuses for each of the Flex-funds Funds are available from the Funds' Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and each Fund has the right to reject any exchange application relating to such Fund's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

      In the Prospectus, each Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

      Redemptions in Kind. The Flex-funds has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

      Automatic Account Builder. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of a Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

      Further information about these programs and an application form can be obtained from the Funds' Transfer Agent.

      Systematic Withdrawal Program. A systematic withdrawal plan is available for shareholders having shares of a Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 which amount is not necessarily recommended).

      Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

      Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

      Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                         INVESTMENT ADVISER AND MANAGER

      Meeder Asset Management, Inc. (the "Manager") is the investment adviser and manager for, and has a separate Investment Advisory Contract with, each Fund.

      Pursuant to the terms of each Investment Advisory Contract, the Manager has agreed to provide an investment program within the limitations of each Fund's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Fund business, other than accounting services and services that are provided by each Fund's custodian, transfer agent, independent accountants, and legal counsel.

      The Investment Advisory Contract for each Fund was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Funds. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

      Each Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees of the Funds, or by the Manager.

      Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities that are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from Meeder Asset Management; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the 0.25% limitation of each Fund's Distribution Plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; service fees within the 0.20% limitation of each Fund's Administrative Services Plan and other miscellaneous expenses.

      The respective expenses of each Fund include the compensation of its respective Trustees who are not affiliated with the Manager; registration fees; membership dues allocable to the Fund; fees and expenses of independent accountants, of legal counsel and of any transfer agent, accountant, custodian of the Fund; insurance premiums and other miscellaneous expenses.

      Expenses of each Fund also include all fees under its Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Advisory Contract and other miscellaneous expense.

      The Board of Trustees of the Trust believes that the aggregate per share expenses of any Fund will be less than or approximately equal to the expenses which a Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Fund.

      The Manager earns an annual fee, payable in monthly installments as follows. The fee for each Fund is based upon the average net assets of the Fund and is at the rate of 0.75% of the first $200 million and 0.60% in excess of $200 million of average net assets.

      Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc. ("MFI"), a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. MFI conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.

      The Manager's officers and directors are as set forth as follows: Robert
S. Meeder, Sr., Chairman and Sole Director; Robert S. Meeder, Jr., President; Linda C. Moran, Vice President, Human Resources; Dale W. Smith, Chief Operating Officer, Chief Financial Officer and Chief Investment Officer, Wesley F. Hoag, Vice President, Secretary, General Counsel and Chief Compliance Officer. Mr. Robert S. Meeder, Jr. is President and a Trustee of the Trust and each Fund. Messrs. Hoag and Smith are officers of the Trust and each Fund.

      The Manager may use its resources to pay expenses associated with the sale of each Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Fund's shares. However, the Funds do not pay the Manager any separate fee for this service.

      Robert Wagner and Albert Chu are the co-portfolio managers jointly and primarily responsible for the day-to-day management of The Aggressive Growth Fund and Focused Growth Funds. A team of persons employed by the Manager will be jointly and primarily responsible for the day-to-day management of the Defensive Fund. The team consists of Robert M. Wagner, CPA, Albert Chu, CFA, Robert S. Meeder, Jr., Dale Smith and Joseph Zarr (the "Portfolio Managers"). As of December 31, 2005, the Portfolio Managers were responsible for the management of the following types of accounts:

-------------------------------------------------------------------------------------------------------------------
                                                                                Number of           Total Assets by
                                          Number of                             Accounts by type    Account Type
                                          Accounts by        Total Assets by    Subject to a        Subject to a
Portfolio Manager     Account Type        Account Type       Account Type       Performance Fee     Performance Fee
-------------------------------------------------------------------------------------------------------------------
Robert Wagner         Registered          10 Registered      $220.4 million     None                None
                      Investment          Investment         in Registered
                      Companies/Other     Companies; 40      Investment
                      Accounts            Other Accounts*    Companies; $62.9
                                                             million in Other
                                                             Accounts*
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Albert Chu            Registered          10 Registered      $220.4 million     None                None
                      Investment          Investment         in Registered
                      Companies/Other     Companies; 40      Investment
                      Accounts            Other Accounts*    Companies; $62.9
                                                             million in Other
                                                             Accounts*
-------------------------------------------------------------------------------------------------------------------
Robert S. Meeder,     Registered          3 Registered       $114.1 million     None                None
Jr.                   Investment          Investment         in Registered
                      Companies/Other     Companies; 15      Investment
                      Accounts            Other Accounts*    Companies; $27.6
                                                             million in Other
                                                             Accounts*
-------------------------------------------------------------------------------------------------------------------
Dale Smith            Registered          3 Registered       $114.1 million     None                None
                      Investment          Investment         in Registered
                      Companies/Other     Companies; 29      Investment
                      Accounts            Other Accounts*    Companies; $31.3
                                                             million in Other
                                                             Accounts*
-------------------------------------------------------------------------------------------------------------------
Joseph Zarr           Registered          5 Registered       $281 million in    None                None
                      Investment          Investment         Registered
                      Companies/Other     Companies; 28      Investment
                      Accounts            Other Accounts*    Companies;
                                                             $247.4 million
                                                             in Other
                                                             Accounts*
-------------------------------------------------------------------------------------------------------------------

      *The total number of other accounts managed by the Portfolio Managers and the total amount of assets in the other accounts are overstated because if a Portfolio Manager manages a portion of the other account, that account and the total amount of assets therein are considered to be managed by him and are also attributed to any other Portfolio Manager(s) who manage(s) the balance of the other account. Likewise, the total number of registered investment companies managed by the Portfolio Managers and the total amount of assets in the registered investment companies are overstated because if a Portfolio Manager is part of a team that manages the registered investment company, that registered investment company and the total amount of assets therein are considered to be managed by him and are also attributed to any other Portfolio Manager(s) who also manage(s) the registered investment company.

      The Portfolio Managers are compensated for their services by the Manager. The Portfolio Managers' compensation consists of a fixed salary and a discretionary bonus that is not tied to the performance of any Fund or private account. Like all employees of the Manager, the Portfolio Managers participate in the Manager's retirement plan. Messrs. Wagner and Chu each manages a private account owned by the Manager and, on an annual basis, the Manager pays each of them a fraction of any net realized gains earned by the account after any offset for net loss carryforwards accrued by the account.

      To the extent that a Fund and another of the Manager's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made according to the bunched order policy.

      The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of December 31, 2005.

-----------------------------------------------------------------------------------------------------------------
                            Dollar Range of Equity     Dollar Range of Equity           Dollar Range of Equity
                            Securities in the          Securities in the Defensive      Securities in the Focused
Portfolio Manager           Aggressive Growth Fund     Growth Fund                      Growth Fund
-----------------------------------------------------------------------------------------------------------------
Robert Wagner               $10,001-$50,000            None                             None
-----------------------------------------------------------------------------------------------------------------
Albert Chu                  None                       None                             None
-----------------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.       Over $100,000              None                             None
-----------------------------------------------------------------------------------------------------------------
Dale Smith                  $1-$10,000                 None                             None
-----------------------------------------------------------------------------------------------------------------
Joseph Zarr                 None                       None                             None
-----------------------------------------------------------------------------------------------------------------

                              OFFICERS AND TRUSTEES

      The Board of Trustees oversees the management of the Trust and elects their officers. The officers are responsible for the funds' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

"Non-Interested" Trustees

------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                         Year First                                 Funds in
                                         Elected A                                  Fund          Other
                                         Director of                                Complex       Directorships
                                         Fund           Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Complex(1)     During Past Five Years      Trustee       Trustee(2)
------------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         9             None
76                                                      practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           the Trust's Audit
Worthington, OH  43235                                  Committee.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 68       Trustee         1984           Retired; self-employed      9             None
500 Ocean Drive                                         from March 2000 to
Juno Beach, FL  33408                                   January 2002; from
                                                        November 1991 to March
                                                        2000 Executive Vice
                                                        President of Aon
                                                        Consulting, an employee
                                                        benefits consulting
                                                        group (1991-2000);
                                                        member of the Trust's
                                                        Audit Committee.
------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 75      Trustee         1982, 1998     Retired; formerly           9             None
 3727 Guadiato Court                                    Executive Vice President
Naples, FL                                              of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997); member of
                                                        the Trust's Audit
                                                        Committee.
------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 44  Trustee         1998           Designer, Nicklaus          9             None
11780 U.S. Highway #1                                   Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus
                                                        Companies; member of the
                                                        Trust's Audit Committee.
------------------------------------------------------------------------------------------------------------------

"Interested" Trustees(3,4)

------------------------------------------------------------------------------------------------------------------
                                         Year First                                 Number of
                                         Elected a                                  Funds in
                                         Director                                   Fund          Other
                                         and/or                                     Complex       Directorships
                                         Officer of     Principal Occupation(s)     Overseen by   Held by Trustee
Name, Address and Age    Position Held   the Fund(1)    During Past Five Years      Trustee
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee and     1992           President of Meeder Asset   9             Trustee of
JR.*, 44                 President                      Management, Inc.                          Meeder Premier
                                                                                                  Portfolios,
                                                                                                  a mutual fund
                                                                                                  family managed
                                                                                                  by Meeder Asset
                                                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------------

Other Officers(4)

--------------------------------------------------------------------------------------------------------------
                                              Year First
                                              Elected an
                                              Officer of the      Principal Occupation(s)
Name, Address and Age    Position Held        Fund(1)             During Past Five Years
--------------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 48     Vice President,      1994                Vice President, Secretary, General Counsel
                         Secretary and                            and Chief Compliance Officer of Meeder
                         Chief Compliance                         Asset Management, Inc. and Mutual Funds
                         Officer                                  Service Co., the Fund's transfer agent
                                                                  (since July 1993).
--------------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 36  Treasurer            2002                Manager/Fund Accounting and Financial
                                                                  Reporting, Mutual Funds Service Co., the
                                                                  Funds' transfer agent (since April 1997).
--------------------------------------------------------------------------------------------------------------
DALE W. SMITH*+, 46      Vice President       2006                Vice President, Chief Financial Officer,
                                                                  Chief Operating Officer and Chief
                                                                  Investment Officer, Meeder Asset
                                                                  Management, Inc., the Trust's investment
                                                                  adviser, Vice President, Mutual Funds
                                                                  Service Co., the transfer agent to each of
                                                                  the Trust's funds (since March 2005);
                                                                  Senior Vice President, Financial Services,
                                                                  BISYS Fund Services, Inc., a service
                                                                  provider to mutual funds (1999 to December
                                                                  2004).
--------------------------------------------------------------------------------------------------------------

(1) Trustees and Officers of the Fund serve until their resignation, removal or retirement.

(2) This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

(3) "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

(4) All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser of the Funds. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser of the Funds. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser of the Funds. Dale W. Smith is deemed an "interested person" of the Trust by virtue of his position as a Vice President, Chief Financial Officer, Chief Operating Officer and Chief Investment Officer of Meeder Asset Management, Inc., the investment adviser of the Funds.

+ P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2005

-------------------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range(1) of Shares Owned
                                      Dollar Range of Fund        in All Funds Within The Fund Complex
Name of Director                      Shares Owned(1)             Overseen by Trustee
-------------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees

Milton S. Bartholomew                 None                        Over $100,000
-------------------------------------------------------------------------------------------------------------
Walter L. Ogle                        None                        Over $100,000
-------------------------------------------------------------------------------------------------------------
James W. Didion                       None                        $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
Jack W. Nicklaus II                   None                        Over $100,000
-------------------------------------------------------------------------------------------------------------
"Interested" Trustee

Robert S. Meeder, Jr.                 None                        Over $100,000
-------------------------------------------------------------------------------------------------------------

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.

      The following table shows the compensation paid by the Funds and the Fund Complex as a whole to the Trustees of the Funds and the Fund Complex during the fiscal year ended December 31, 2005.

                               COMPENSATION TABLE

                                                                                 Total
                                               Pension or                        Compensation
                                               Retirement                        from
                                               Benefits         Estimated        Registrant and
                              Aggregate        Accrued as       Annual           Fund Complex
                              Compensation     Part of Fund     Benefits Upon    Paid to
Trustee                       from the Funds   Expense          Retirement       Trustee(1)
-------                       --------------   ------------     --------------   --------------
Milton S. Bartholomew         $2,186           None             None             $22,000

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                $2,186           None             None             $22,000

Roger D. Blackwell(3)         $381             None             None             $3,750

Charles A. Donabedian(3)      $777             None             None             $6,000

James Didion                  $2,258           None             None             $22,750

Jack W. Nicklaus II           $1,882           None             None             $19,000

(1) Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2005, participating non-interested Trustees accrued deferred compensation in the Deferred Compensation Plan for Independent Trustees from the funds as follows:
Roger D. Blackwell - $3,750and Jack W. Nicklaus II - $19,000.

(2) The Fund Complex consists of 9 investment companies.

(3) These individuals are no longer Trustees of the Fund Complex.

      Each Trustee who is not an "interested person" is paid a total meeting fee of $1,250 for each regular quarterly meeting he attends (in person or by telephone) on behalf of the Trust. No compensation is paid for special meetings of the Trustees. Each Trustee who is not an "interested person" receives a total retainer of $2,500 per calendar quarter for the Trust. Each committee person who is not an "interested person" is paid a total of $500 for each committee meeting he attends (in person or by telephone) on behalf of the Trust. The Chairman of the Audit Committee receives a quarterly retainer of $500 in addition to any committee meeting fees he is entitled to.

      At the end of each calendar year, each non-interested Trustee's total compensation will be calculated (taking into account all Board, but not committee, meetings attended in the just completed year) as if the Trustee compensation formula for 2003 was in effect (the "2003 Formula"). If the non-interested Trustee's total compensation that would have been earned under the 2003 Formula exceeds $15,000, then the excess will be added to his compensation earned in accordance with the immediately preceding paragraph.

      The 2003 Formula is determined as follows:

      Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the funds in the Fund Complex. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets of each fund in the Fund Complex based on the following schedule: Money Market Fund, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.0025% of the amount of average net assets exceeding $1 billion. For each of the funds in the Fund Complex excluding the Money Market Fund, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee are paid $500 for each Committee meeting attended.

      The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. Each of the Audit and Nominating Committees is comprised of the following independent Trustees of the Trust: Milton Bartholomew, James Didion, Jack Nicklaus II and Walter Ogle. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6125 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2004, the Audit Committee met four times and the Nominating Committee did not meet.

      The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of each Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

      The Trustees and officers of the Trust and the Funds own, in the aggregate, less than 1% of the Trust's total outstanding shares.

      The Trust, the Funds, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Funds. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Fund securities. The Code of Ethics for the Trust and the Funds also restricts personal investing practices of trustees of the Trust and the Funds who have knowledge about recent Fund trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Funds in which the Funds invest.

                               DISTRIBUTION PLANS

      Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Trust may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity that is primarily intended to result in the sale of Trust shares.

      The Trust has adopted a Distribution Plan for each of the Funds described herein. These Plans permit, among other things, payment for distribution in the form of commissions and fees, advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks and service organizations. Another class of recipients is banks.

      The Trust may expend in each of the Funds described herein as much as, but not more than, 0.25 of 1% of the Fund's average net assets annually pursuant to the Plan. A report of the amounts so expended in each such Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan for each such Fund provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of voting on the Plan.

      The Plan for each of the Trust's Funds is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Trust's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of any of the Plans or in any of the related service agreements upon not more than 60 days' written notice to the service organization or by the vote of the holders of a majority of the Trust's shares, or, upon 15 days' notice, by a party to a service agreement.

      Each Plan was approved by the Trust's Board of Trustees, which made a determination that there is a reasonable likelihood the Plans will benefit the Funds. The Plans were approved by shareholders, and they will continue in effect only if approved at least annually by the Board of Trustees. Although the objective of the Trust is to pay 12b-1 recipients for a portion of the expenses they incur, and to provide them with some incentive to be of assistance to the Trust and its shareholders, no effort has been made to determine the actual expenses incurred by 12b-1 recipients. If any 12b-1 recipient's expenses are in excess of what the Trust pays, such excess will not be paid by the Trust. Conversely, if the 12b-1 recipient's expenses are less than what the Trust pays, the 12b-1 recipient is not obligated to refund the excess, and this excess could represent a profit for the 12b-1 recipient.

      Any agent or 12b-1 recipient that contemplates entering into an agreement with the Trust for payment in connection with the distribution of Fund shares, under any Fund's distribution plan, shall be responsible for complying with any applicable securities or other laws which may be applicable to the rendering of any such services. It would appear that any agent or 12b-1 recipient would need to be registered as broker/dealer in the state of Texas if Texas residents are their clients.

      Each Fund has also adopted an administrative services plan. Under this plan, shares of each Fund bear a service fee of up to 0.20% of the Fund's average net assets annually. Service fees are used primarily to reimburse financial intermediaries and persons, including "platforms," for providing personal services to Fund shareholders and maintaining shareholder accounts.

                              DISTRIBUTIONS & TAXES

      Distributions. Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

      If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager, may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

      Capital Gain Distributions. Long-term capital gains earned by a Fund on the sale of securities by the Fund and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

      Short-term capital gains distributed by a Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

      Tax Status of the Fund. The Trust files federal income tax returns for the Funds. Each Fund is treated as a separate entity from the other funds of The Flex-funds Trust for federal income tax purposes.

      Each Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a "regulated investment company" and avoid being subject to federal income or excise taxes at the Fund level, each Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year, as well as on a fiscal year basis. Each Fund intends to comply with other tax rules applicable to regulated investment companies. A Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. Each of the Funds qualified as a "regulated investment company" for each of the last four fiscal years.

      Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions.

      Investors should consult their tax advisers to determine whether a Fund is suitable to their particular tax situation.

                                 OTHER SERVICES

      Custodian - The Huntington National Bank, 7 Easton Oval, Columbus, OH 43219, is custodian of each of the Fund's assets.

      Independent Registered Public Accountants - Cohen McCurdy, Ltd., 800 Westpoint Pkwy., Suite 1100, Westlake, OH 44145-1524, has been retained as independent registered public accountants to audit the financial statements for the Fund Complex and provide other assurance, tax, and related services.

      Stock Transfer Agent - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Fund accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for each Fund is $7,500. Subject to the applicable minimum fee, each Fund's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of each Fund's average net assets.

      Subject to a $4,000 annual minimum fee each Fund incurs the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services.

      Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. Each Fund incurs an annual fee for these administrative services, payable monthly, of 0.10% (ten basis points) of each Fund's average daily net assets of $50 million or less and 0.08% (eight basis points) of each Fund's average daily net assets greater than $50 million. These fees are reviewable annually by the respective Trustees of the Trust and the Funds.

      Reports to Shareholders - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                          ANTI-MONEY LAUNDERING PROGRAM

      The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

      Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor, if any, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                             PROXY VOTING PROCEDURES

      The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The procedures are also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix I.

                              FINANCIAL STATEMENTS


      The financial statements and independent accountants' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2005. The Fund will provide the Annual Report without charge at written request or request by telephone.

                                                                      Appendix I
                             Proxy Voting Policies,
                            Procedures and Guidelines

Proxy Voting Policy

Generally

      It is the policy of The Flex-funds (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.

      Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Trust.

      If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

      Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

      Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

      The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

      The Trust will retain records relating to the voting of proxies, including:

      o A copy of policies, procedures or guidelines relating to the voting of proxies.

      o A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

      o A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

      o A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

      o A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

      These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

                                 THE FLEX-FUNDS
                               6125 Memorial Drive
                               Dublin, Ohio 43017


             Statement of Additional Information Dated March 10, 2006

This Statement of Additional Information pertains to The Flex-funds' Dynamic Growth Fund. This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Flex-funds dated January 31 2006. A copy of the Prospectus may be obtained from The Flex-funds, at the above address, or by calling: 1-800-325-FLEX, or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


                                TABLE OF CONTENTS
                                                                            Page
Description of the Trust                                                       2
Investment Policies and Related Matters                                        3
Investment Restrictions                                                       17
Disclosure of Portfolio Holdings                                              18
Portfolio Turnover                                                            19
Purchase and Sale of Portfolio Securities                                     19
Valuation of Portfolio Securities                                             21
Calculation of Average Annual Total Return
  Before Taxes                                                                21
Calculation of Average Annual Total Return
  After Taxes on Distributions                                                22
Calculation of Average Annual Total Return
  After Taxes on Distributions and Sale of Fund Shares                        24
Comparative Performance Information                                           25
Additional Purchase and Redemption Information                                25
Investment Adviser and Manager                                                27
Officers and Trustees                                                         30
Distribution Plans                                                            36
Distributions and Taxes                                                       37
Other Services                                                                38
Anti-Money Laundering Program                                                 39
Proxy Voting Policies                                                         40
Principal Holders of Outstanding Shares                                       40
Financial Statements                                                          41
Appendix I - Proxy Voting Policies, Procedures and
  Guidelines

Investment Adviser                                      Transfer Agent
------------------                                      --------------
Meeder Asset Management, Inc.                           Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST

      Background. The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its constituent funds is a diversified open-end management investment company. The business and affairs of the Trust are under the direction of its Board of Trustees.

      As stated in "Investment Policies and Related Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

      For descriptions of the investment objectives and policies of a Fund, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Funds, see "Investment Adviser and Manager" and "Officers and Trustees."

      Shares of Beneficial Interest. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

      A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

      Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

      When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

      Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

      Trustee Liability. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS


General. The investment policies set forth below in this section represent the Fund's policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and may be changed by the Trustees of the Fund without shareholder approval.


      The Manager selects underlying funds in which to invest based, in part, on the industry classifications represented in their portfolios, their investment objectives and policies, their investment advisor and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted). The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings.

      The Manager typically selects underlying funds that invest in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although a Fund may have exposure to a large number of sectors, the underlying funds in which it invests may include funds which concentrate investments in a particular industry sector, or which leverage their investments.


      The Fund may invest its assets in underlying funds from different mutual fund families, managed by different investment advisers, and utilizing a variety of different investment objectives and styles. Although the Fund may invest in shares of the same underlying fund, the percentage of the Fund's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of the Fund. The underlying funds in which the Fund invests may, but need not, have the same investment policies as the Fund.

      The Fund will not invest in other funds of The Flex-funds family of funds which are also managed by the Manager.

      Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in mutual funds. The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so.

      In purchasing shares of other mutual funds the Fund will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

      The Fund has adopted certain investment restrictions that cannot be changed except with the vote of a majority of the Fund's outstanding shares. These restrictions are described elsewhere in this Statement of Additional Information.

      Open-End Investment Companies. The Fund and their underlying funds may invest their assets in open-end investment companies. Any investment in a mutual fund involves risk, and although the Fund may invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Fund in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results that would not be present in a direct investment in the underlying funds. See "Distributions and Taxes."

      The Fund will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Fund.

      Absent an exemptive order, the Fund may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any "affiliated persons" of the Trust and the Fund, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, the Fund will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

      The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by the Fund may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

      Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases the Fund may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

      Closed-End Investment Companies. The Fund or their underlying funds may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Fund, together with any company or companies controlled by the Fund, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

      The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if The Fund purchased such securities in the secondary market.


      The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.


      The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

      Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

      Common Stocks. The Fund may invest in common stocks based upon the criteria described in its investment objectives. Generally, investments in common stocks will not exceed 25% of the Fund's net assets.

      Index-based Investments. The Fund and their underlying funds may invest their assets in index-based investments (IBIs), including, among others, Standard & Poor's Depositary Receipts (SPDRs) and DIAMONDS. IBIs are shares of publicly traded Unit Investment Trusts - investment vehicles registered with the Securities and Exchange Commission under the Investment Company Act of 1940 - which own the stocks in the relevant index.


      SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "Exchange") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks of the S&P 500 Index. SPDRs are listed on the Exchange and may be traded in the secondary market on a per-SPDR basis. SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component of common stocks of the S&P 500 Index.

      DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average. DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMOND basis. DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Dow Jones Industrial Average.


      IBIs are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. The Fund's investment in an IBI may not exactly match the performance of a direct investment in the respective index to which it is intended to correspond. Additionally, an IBI may not fully replicate the performance of its benchmark index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between the IBI and the index with respect to the weighting of securities. IBIs are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

      Money Market Instruments. The Fund or an underlying fund may invest in money market instruments. When investing in money market instruments, the Fund will limit its purchases, denominated in U.S. dollars, to the following securities.


      U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.


      Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Fund may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Fund will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Fund invest more than 10% of its assets in time deposits.

      High Quality Commercial Paper - The Fund may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

      Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Fund. The Fund's risk is that the universe of potential buyers for the securities, should the Fund desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.


      High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

      Repurchase Agreements - See "Repurchase Agreements" below.


      The Manager exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Fund's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of the Fund.

Ratings

1. Moody's Investors Services, Inc.'s Corporate Bond Rating:

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2. Standard and Poor's Corporation's Corporate Bond Rating:

      AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

      AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

      A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economit 6 0 c conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3. Commercial Paper Ratings:

      Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

      The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4. Description of Permitted Money Market Investments:

      Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

      U.S. Government Obligations - are bills, certificates of indebtedness notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

      Repurchase Agreements - See "Repurchase Agreements" below.

      Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

      Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

      Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.


      Foreign Investments. The Fund may invest their assets in underlying funds that hold foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.


      Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

      In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate or counter these potential events.

      The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


      The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

      American Depositary Receipts and European Depositary Receipts (ADRs and
EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.


      Illiquid Investments. The Fund and its underlying funds may invest their assets in illiquid securities. Illiquid securities are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of the Fund's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include shares in excess of 1% of a mutual fund's outstanding securities, repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager may determine some restricted securities to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

      Restricted Securities. The Fund and its underlying funds may invest their assets in restricted securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

      Repurchase Agreements. The Fund and its underlying funds may invest their assets in repurchase agreements. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

      While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

      Hedging Strategies. The Fund may engage in hedging transactions in carrying out its investment policies. The Manager may conduct a hedging program on behalf of the Fund for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Fund's transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Fund's securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased by the Fund while the manager is making a change in the Fund's investment position.


      A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

      Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Financial futures contracts or related options used by a Fund to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.


      Limitations on Futures and Options Transactions. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as the Funds. All futures transactions for the Fund will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Fund establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Fund. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Fund will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Fund to protect against reinvestment risk are intended to protect the Fund against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

      The Fund may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

      The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

      Futures Contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.


      Some currently available futures contracts are based on indices of securities-prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.


      The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


      Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.


      If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of each Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, it may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

      Purchasing Put and Call Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.


      The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

      The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

      A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.


      Writing Put and Call Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

      When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

      If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.


      Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

      The Fund may write only "covered" call options. An option written on a security or currency is "covered" when, so long as the Fund is obligated under the option, it owns the underlying security or currency. The Fund will "cover" stock index options and options on futures contracts it writes by maintaining in a segregated account either marketable securities, which in the Subadviser's judgment correlate to the underlying index or futures contract or an amount of cash, U.S. government securities or other liquid, high grade debt securities equal in value to the amount the Fund would be required to pay were the option exercised.

      Combined Positions. The Fund may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      Correlation of Price Changes. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated t 6 0 short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

      The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

      Asset Coverage for Futures and Options Positions. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Short Sales. The Fund may enter into short sales "against the box" with respect to equity securities it holds. For example, if the Adviser anticipates a decline in the price of a stock the Fund holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline. The Fund currently intends to hedge no more than 25% of its total assets with short sales "against the box" on equity securities under normal circumstances.

      When the Fund enters into a short sale "against the box", it will be required to own, or have the right to obtain at no added cost, securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                             INVESTMENT RESTRICTIONS


      The investment restrictions below have been adopted by the Trust with respect to the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Voters). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever the Fund is requested to vote on a change in the investment restrictions, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders.

      Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective or objectives as the Fund, the Fund may not:


      (a) Issue senior securities;

      (b) Act as underwriter of securities of other issuers;

      (c) Invest in real estate except for office purposes;

      (d) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

      (e) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; but this limitation does not apply to purchases of debt securities or repurchase agreements;

      (f) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation and the securities of investment companies shall not be subject to this limitation if an exemptive order is obtained permitting the Fund to exceed this limitation;

      (g) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

      (h) Make any so-called "short" sales of securities, except against an identical portfolio posit 6 0 tion (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;


      (i) Purchase or retain any securities of an issuer, any of whose officers directors or security holders is an officer or director of the Trust or the Fund, if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;


      (j) Invest in securities of companies that have a record of less than three years' continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

      (k) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

      (l) Invest directly in warrants; provided, however, the purchase of the shares of other investment companies that hold warrants is permitted; and

      (m) Invest more than 15% of its net assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements that mature in excess of seven days.

      Each of the Trust's and the Funds' operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral leases or programs; and (c) Purchase real estate limited partnerships.

                        DISCLOSURE OF PORTFOLIO HOLDINGS


      The Fund's complete portfolio holdings as of the end of each calendar month are posted on www.flexfunds.com ordinarily by the 10th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.flexfunds.com information is current (expected to be not more than three months). The Fund does not disseminate nonpublic information about portfolio holdings except as provided below.

      The Fund's allow disclosure of nonpublic portfolio holdings information to affiliates of Meeder Asset Management, Inc. only for the purposes of providing services to the Fund.

      The Fund permits nonpublic portfolio holdings information to be shared with subadvisers, pricing services, custodians, independent auditors, brokers in portfolio transactions for the Fund, any securities lending agents and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Morningstar and Lipper, or other entities that have a legitimate business purpose in receiving the information sooner than 10 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

      Prior to any disclosure of the Fund's nonpublic portfolio holdings information to the foregoing types of entities or persons, the Chief Compliance Officer of the Trust must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Reports regarding arrangements to disclose the Fund's nonpublic portfolio holdings information will be provided to the Trustees.


                               PORTFOLIO TURNOVER


      The Fund's portfolio turnover rate for the fiscal year ended December 31, 2004 was 174% (250% in 2003; 392% in 2002). The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.


                    PURCHASE AND SALE OF PORTFOLIO SECURITIES


      All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Fund expenses.

      The Fund may execute portfolio transactions with broker-dealers that provide research and execution services to the Fund or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

      The receipt of research from broker-dealers that execute transactions on behalf of the Fund may be useful to the Manager in rendering investment management services to the Fund or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Fund. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

      Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Fund to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Fund and its other clients. In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

      The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

      The Trustees of the Trust periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

      From time to time, the Trustees of the Fund will review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

      The Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Trust intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

      Although each of the funds comprising the Trust has substantially the same Trustees and officers, investment decisions for each fund are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund.

      When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the funds is concerned. In other cases, however, the ability of a fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining the Manager as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


                        VALUATION OF PORTFOLIO SECURITIES


      Normally, the assets of the Fund consists primarily of underlying mutual funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying mutual fund.

      Securities owned by the Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business. Futures contracts are valued on the basis of the cost of closing out the liability i.e. at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit commercial paper, etc.) having maturities of 60 days or less are valued at amortized cost if not materially different from market value. Fund securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees.


      Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

      From time to time the Fund may advertise its period and average annual total returns for various periods of time. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

      Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund, and changes in the Fund's expenses.

      When applicable, the periods of time shown will be for a one-year period, a five-year period, a ten-year period, and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Fund will assume a hypothetical investment of $1,000 at the beginning of each period.

      It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


      P (1+T)^n = ERV
      P = initial investment of $1,000
      T = average annual total return
      n = Number of years
      ERV = ending redeemable value at the end of the base period

      The average annual total returns before taxes for the indicated periods ended December 31, 2004 were:

                                                    Since Inception (%)
                              1 Year (%)                (2/29/00)
                              ----------            -------------------

The Dynamic Growth Fund         3.52                      -4.48


Total return performance data represent past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

      Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.


      The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2004, were:

                               1 YEAR (%)   Since Inception (2/29/00)(%)
                               ----------   ----------------------------
The Dynamic Growth Fund           3.52                  -4.36


The following SEC formula was used to calculate these figures:

      P(1+T)^n = ATVD

      where:

      P    = a hypothetical initial payment of $1,000
      T    = average annual total return (after taxes on distributions)
      n    = number of years
      ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES


      Average annual total return after taxes on distributions and sale of the Fund's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of a fund's shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.


      Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

      The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

      The Fund's sales literature and advertising commonly refer to this calculation as a Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2004, were:

                                1 YEAR (%)     Since Inception (2/29/00)(%)
                                ----------     ----------------------------
The Dynamic Growth Fund           2.29                     -3.73


The following SEC formula was used to calculate these figures:

      P(1+T)^n = ATVDR

      where:
      P     = a hypothetical initial payment of $1,000
      T     = average annual total return (after taxes on distributions and redemptions)
      n     = number of years
      ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.


      Comparative Performance Information may be used from time to time in advertising or marketing information relative to the Fund, including data from Lipper Analytical Services, Inc., Morningstar Mutual Fund Report, other publications, various indices, or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      The Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2005: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

      The Fund's NAV is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

      Shareholders of the Fund will be able to exchange their shares for shares of any mutual fund that is a series of The Flex-funds (each a "Flex-funds Fund"). No fee or sales load will be imposed upon the exchange.

      Additional details about the exchange privilege and prospectuses for each of The Flex-funds Funds are available from the Funds' Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and each Fund has the right to reject any exchange application relating to such Fund's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.


      In the Prospectus, each Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


      Redemptions in Kind. The Flex-funds has reserved the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

      Automatic Account Builder. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

      Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

      Systematic Withdrawal Program. A systematic withdrawal plan is available for shareholders having shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 which amount is not necessarily recommended).

      Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

      Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

      Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                         INVESTMENT ADVISER AND MANAGER


      Meeder Asset Management, Inc. (the "Manager") is the investment adviser and manager for, and has a separate Investment Advisory Contract with, the Fund.

      Pursuant to the terms of the Investment Advisory Contract, the Manager has agreed to provide an investment program within the limitations of the Fund's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Fund business, other than accounting services and services that are provided by the Fund's custodian, transfer agent, independent accountants, and legal counsel.

      The Investment Advisory Contract for the Fund was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of the Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewals.

      The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees, or by the Manager.

      Costs, expenses and liabilities of the Trust attributable to a particular fund are allocated to that fund. Costs, expenses and liabilities that are not readily attributable to a particular fund are allocated among all of the Trust's funds. Thus, the Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from Meeder Asset Management; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the 0.25% limitation of the Fund's Distribution Plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; service fees within the 0.20% limitation of the Fund's Administrative Services Plan and other miscellaneous expenses.

      The expenses of the Fund include its allocable portion of the compensation of the Trustees who are not affiliated with the Manager; registration fees; membership dues allocable to the Fund; fees and expenses of independent accountants, of legal counsel and of any transfer agent, accountant, custodian of the Fund; insurance premiums and other miscellaneous expenses.

      Expenses of the Fund also include all fees under its Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expense.

      The Manager earns an annual fee, payable in monthly installments as follows. The fee for the Fund is based upon the average net assets of the Fund and is at the rate of 0.75% of the first $200 million and 0.60% in excess of $200 million of average net assets.

      For the year ended December 31, 2004, the Fund paid total fees to the Manager of $160,422 ($139,473 in 2003; $148,405 in 2002).


      Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc. ("MFI"), a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. MFI conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.


      The Manager's officers and directors are as set forth as follows: Robert
S. Meeder, Sr., Chairman and Sole Director; Robert S. Meeder, Jr., President; , ; Linda C. Moran, Vice President, Human Resources; Dale W. Smith, Chief Operating Officer, Chief Financial Officer, and Chief Investment Officer and Wesley F. Hoag, Vice President, Secretary, General Counsel and Chief Compliance Officer. Mr. Robert S. Meeder, Jr. is President and a Trustee of the Trust and each Fund. Mr. Wesley F. Hoag and Dale W. Smith are officers of the Trust and each Fund.

      The Manager may use its resources to pay expenses associated with the sale of the Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of the Fund's shares. However, the Fund does not pay the Manager any separate fee for this service.

      Robert Wagner is the portfolio manager primarily responsible for the day-to-day management of the Fund (the "Portfolio Manager"). As of December 31, 2004, the Portfolio Manager was responsible for the management of the following types of accounts:


----------------------------------------------------------------------------------------------------------------------
                                                                                Number of           Total Assets by
                                         Number of                              Accounts by type    Account Type
                                         Accounts by         Total Assets by    Subject to a        Subject to a
Portfolio Manager     Account Type       Account Type        Account Type       Performance Fee     Performance Fee
----------------------------------------------------------------------------------------------------------------------
Robert Wagner         Mutual             4 Mutual Funds;     $21.6million in    None                None
                      Fund/Private       12 Private          Private
                      Accounts           Accounts            Accounts; $125.5
                                                             million in
                                                             Mutual Funds
----------------------------------------------------------------------------------------------------------------------


      The Portfolio Manager is compensated for his services by the Manager. The Portfolio Manager's compensation consists of a fixed salary and a discretionary bonus that is not tied to the performance of the Fund or private account. Like all employees of the Manager, the Portfolio Manager participates in the Manager's retirement plan. Mr. Wagner manages a private account owned by the Manager and, on an annual basis, the Manager pays Mr. Wagner a fraction of any net realized gains earned by the account after any offset for net loss carryforwards accrued by the account. If the performance of the Fund in any calendar year exceeds the performance of the S&P 500 Index, the Manager pays Mr. Wagner incentive compensation based on the Manager's net revenues relating to such excess.

      To the extent that the Fund and another of the Manager's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made according to the bunched order policy.

      The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of December 31, 2004.

---------------------------------------------------------------
                              Dollar Range of Equity Securities
Portfolio Manager             in the Dynamic Growth Fund
---------------------------------------------------------------
Robert Wagner                 $50,001 - $100,000
---------------------------------------------------------------

                              OFFICERS AND TRUSTEES

      The Board of Trustees oversees the management of the Trust and elects their officers. The officers are responsible for the funds' day-to-day operations. The Trustees' and officers' names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).


"Non-Interested" Trustees

------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                         Year First                                 Funds in
                                         Elected A                                  Fund          Other
                                         Director of                                Complex       Directorships
                                         Fund           Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Complex(1)     During Past Five Years      Trustee       Trustee(2)
------------------------------------------------------------------------------------------------------------------
MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         9             None
76                                                      practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           the Trust's Audit
Worthington, OH  43235                                  Committee.
------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 67       Trustee         1984           Retired; self-employed      9             None
500 Ocean Drive                                         from March 2000 to
Juno Beach, FL  33408                                   January 2002; from
                                                        November 1991 to March
                                                        2000Executive Vice
                                                        President of Aon
                                                        Consulting, an employee
                                                        benefits consulting
                                                        group (1991-2000);
                                                        member of the Trust's
                                                        Audit Committee.
------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 74      Trustee         1982, 1998     Retired; formerly           9             None
3727 Guadiato Court                                     Executive Vice President
Naples, FL                                              of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997); member of
                                                        the Trust's Audit
                                                        Committee.
------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 43  Trustee         1998           Designer, Nicklaus          9             None
11780 U.S. Highway #1                                   Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus
                                                        Companies; member of the
                                                        Trust's Audit Committee.
------------------------------------------------------------------------------------------------------------------

"Interested" Trustees(3,4)

------------------------------------------------------------------------------------------------------------------
                                         Year First                                 Number of
                                         Elected a                                  Funds in
                                         Director                                   Fund
                                         and/or                                     Complex       Other
                                         Officer of     Principal Occupation(s)     Overseen by   Directorships
Name, Address and Age    Position Held   the Fund(1)    During Past Five Years      Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee and     1992           President of Meeder Asset   9             None
JR.*, 43                 President                      Management, Inc.
------------------------------------------------------------------------------------------------------------------

Other Officers(4)

------------------------------------------------------------------------------------------------------------------
                                              Year First
                                              Elected an
                                              Officer of the      Principal Occupation(s)
Name, Address and Age    Position Held        Fund(1)             During Past Five Years
------------------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 48     Vice President,      1994                Vice President, Secretary, General Counsel
                         Secretary and                            and Chief Compliance Officer of Meeder
                         Chief Compliance                         Asset Management, Inc. and Mutual Funds
                         Officer                                  Service Co., the Fund's transfer agent
                                                                  (since July 1993).
------------------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 35  Treasurer            2002                Manager/Fund Accounting and Financial
                                                                  Reporting, Mutual Funds Service Co., the
                                                                  Funds' transfer agent (since April 1997).
------------------------------------------------------------------------------------------------------------------
DALE W. SMITH*+, 46      Vice President,      2006                Vice President, Chief Financial Officer,
                         Chief Investment                         Chief Operating Officer and Chief
                         Officer, Chief                           Investment Officer, Meeder Asset
                         Operating Officer,                       Management, Inc., the Trust's investment
                         and Chief                                adviser, Vice President, Mutual Funds
                         Financial Officer                        Service Co., the transfer agent to each of
                                                                  the Trust's funds (since March 2005);
                                                                  Senior Vice President, Financial Services,
                                                                  BISYS Fund Services, Inc., a service
                                                                  provider to mutual funds (1999 to December
                                                                  2004).
------------------------------------------------------------------------------------------------------------------


(1) Trustees and Officers of the Fund serve until their resignation, removal or retirement.

(2) This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

(3) "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

(4) All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser of the Funds. Wesley F. Hoag and Dale Smith are each deemed an "interested person" of the Trust by virtue of his position as an officer of Meeder Asset Management, Inc., the investment adviser of the Fund. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser of the Fund.


+ P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2004


-------------------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range(1) of Shares Owned
                                      Dollar Range of Fund        in All Funds Within The Fund Complex
Name of Director                      Shares Owned(1)             Overseen by Trustee
-------------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees


Milton S. Bartholomew                 The Dynamic Growth Fund -
                                      $10,001 - $50,000
                                                                  Over $100,000
-------------------------------------------------------------------------------------------------------------
Walter L. Ogle                        The Dynamic Growth Fund -
                                      $10,001 - $50,000
                                                                  Over $100,000
-------------------------------------------------------------------------------------------------------------
James W. Didion                       $0 in the Fund              $1 - $10,000
-------------------------------------------------------------------------------------------------------------
Jack W. Nicklaus II                   $0 in the Fund              $10,000 - $50,000
-------------------------------------------------------------------------------------------------------------
"Interested" Trustee

Robert S. Meeder, Jr.                 The Dynamic Growth Fund -
                                      Over $100,000
                                                                  Over $100,000
-------------------------------------------------------------------------------------------------------------

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.


      The following table shows the compensation paid by the Fund and the Fund Complex as a whole to the Trustees during the fiscal year ended December 31, 2004.

                               COMPENSATION TABLE

                                                                                 Total
                                               Pension or                        Compensation
                                               Retirement                        from
                                               Benefits         Estimated        Registrant and
                              Aggregate        Accrued as       Annual           Fund Complex
                              Compensation     Part of Fund     Benefits Upon    Paid to
Trustee                       from the Fund    Expense          Retirement       Trustee(1)
-------                       -------------    ------------     -------------    --------------
Robert S. Meeder, Sr.(3)      None             None             None             None


Milton S. Bartholomew         $                None             None             $17,500

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                $                None             None             $17,500

Roger D. Blackwell(3)         $                None             None             $10,000

Charles A. Donabedian(3)      $                None             None             $19,500

James Didion                  $                None             None             $15,000

Jack W. Nicklaus II           $                None             None             $15,000

(1) Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2004, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $2,095, Roger D. Blackwell - $2,224, Charles A. Donabedian - $2,763, Jack W. Nicklaus II - $1,602, and Walter L. Ogle
- $2,401.


(2) The Fund Complex consists of 9 investment companies.


(3) These individuals are no longer Trustees of the Fund Complex.

      Each Trustee who is not an "interested person" is paid a total meeting fee of $1,250 for each regular quarterly meeting he attends (in person or by telephone) on behalf of the Trust. No compensation is paid for special meetings of the Trustees. Each Trustee who is not an "interested person" receives a total retainer of $2,500 per calendar quarter for the Trust. Each committee person who is not an "interested person" is paid a total of $500 for each committee meeting he attends (in person or by telephone) on behalf of the Trust. The Chairman of the Audit Committee receives a quarterly retainer of $500 in addition to any committee meeting fees he is entitled to.

      At the end of each calendar year, each non-interested Trustee's total compensation will be calculated (taking into account all Board, but not committee, meetings attended in the just completed year) as if the Trustee compensation formula for 2003 was in effect (the "2003 Formula"). If the non-interested Trustee's total compensation that would have been earned under the 2003 Formula exceeds $15,000, then the excess will be added to his compensation earned in accordance with the immediately preceding paragraph.

      The 2003 Formula is determined as follows:

      Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the funds in the Fund Complex. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets of each fund in the Fund Complex based on the following schedule: Money Market Fund, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.0025% of the amount of average net assets exceeding $1 billion. For each of the funds in the Fund Complex excluding the Money Market Fund, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee are paid $500 for each Committee meeting attended.

      The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. Each of the Audit and Nominating Committees is comprised of the following independent Trustees of the Trust: Milton Bartholomew, James Didion, Jack Nicklaus II and Walter Ogle. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6125 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2004, the Audit Committee met four times and the Nominating Committee did not meet.


      During the past fiscal year, the Trustees considered and approved the renewal of the Fund's investment advisory agreement with the Manager. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to the Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

      o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of the Fund;

      o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided the Fund;

      o     the investment performance of the Fund;

      o information on the investment performance, advisory fees, fund administration fees and expense ratios of other registered investment companies within the Trust;


      o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Fund;

      o the investment approach used by the Manager in the daily management of the Fund;


      o     information on personnel of the Manager's investment committee;

      o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

      o     soft dollars received by the Manager from Fund trades;


      o commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of the Fund;

      o the Manager's policy regarding the aggregation of orders from the Fund and the Manager's private accounts; and

      o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Fund.

      The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of the Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

      The Trustees and officers of the Trust and the Fund own, in the aggregate, less than 1% of the Trust's total outstanding shares.

      The Trust, the Fund, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Funds. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Fund securities. The Code of Ethics for the Trust and the Fund also restricts personal investing practices of trustees of the Trust and the Fund who have knowledge about recent Fund trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Fund.

                               DISTRIBUTION PLANS

      Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Trust may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity that is primarily intended to result in the sale of Trust shares.


      The Trust has adopted a Distribution Plan for the Fund described herein. These Plans permit, among other things, payment for distribution in the form of commissions and fees, advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks and service organizations. Another class of recipients is banks.

      The Trust may expend in the Fund as much as, but not more than, 0.25 of 1% of the Fund's average net assets annually pursuant to the Plan. A report of the amounts so expended in the Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan for each the Fund provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of voting on the Plan.


      The Plan for each of the Trust's Funds is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Trust's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of any of the Plans or in any of the related service agreements upon not more than 60 days' written notice to the service organization or by the vote of the holders of a majority of the Trust's shares, or, upon 15 days' notice, by a party to a service agreement.

      Each Plan was approved by the Trust's Board of Trustees, which made a determination that there is a reasonable likelihood the Plans will benefit the Funds. The Plans were approved by shareholders, and they will continue in effect only if approved at least annually by the Board of Trustees. Although the objective of the Trust is to pay 12b-1 recipients for a portion of the expenses they incur, and to provide them with some incentive to be of assistance to the Trust and its shareholders, no effort has been made to determine the actual expenses incurred by 12b-1 recipients. If any 12b-1 recipient's expenses are in excess of what the Trust pays, such excess will not be paid by the Trust. Conversely, if the 12b-1 recipient's expenses are less than what the Trust pays, the 12b-1 recipient is not obligated to refund the excess, and this excess could represent a profit for the 12b-1 recipient.


      Total payments made by the Trust to parties with 12b-1 agreements for the year ended December 31, 2004 amounted to $11,758 for the Fund. In addition, the Board of Trustees approved expenditures for the printing and mailing of prospectuses, periodic reports and other sales materials to prospective investors; advertising; the services of public relations and marketing consultants; and the cost of special telephone service to encourage the sale of Fund shares. These expenditures amounted to $1,840 for the Fund for the year ended December 31, 2004.

      Any agent or 12b-1 recipient that contemplates entering into an agreement with the Trust for payment in connection with the distribution of Fund shares, under theFund's distribution plan, shall be responsible for complying with any applicable securities or other laws which may be applicable to the rendering of any such services. It would appear that any agent or 12b-1 recipient would need to be registered as broker/dealer in the state of Texas if Texas residents are their clients.

      The Fund has also adopted an administrative services plan. Under this plan, shares of the Fund bear a service fee of up to 0.20% of the Fund's average net assets annually. Service fees are used primarily to reimburse financial intermediaries and persons, including "platforms," for providing personal services to Fund shareholders and maintaining shareholder accounts. Services fees of $2,931 for Fund were paid by the Fund for the year ended December 31, 2004.


                              DISTRIBUTIONS & TAXES


      Distributions. Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.


      If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager, may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

      Capital Gain Distributions. Long-term capital gains earned by the Fund on the sale of securities by the Fund and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

      Short-term capital gains distributed by the Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

      Tax Status of the Fund. The Trust files federal income tax returns for the Fund. The Fund is treated as a separate entity from the other funds of The Flex-funds Trust for federal income tax purposes.

      The Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a "regulated investment company" and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year, as well as on a fiscal year basis. The Fund intends to comply with other tax rules applicable to regulated investment companies. The Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Fund qualified as a "regulated investment company" for each of the last four fiscal years.

      Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions.

      Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.


                                 OTHER SERVICES


      Custodian - The Huntington National Bank, 7 Easton Oval, Columbus, OH 43219, is custodian of the Fund's assets.

      Auditors - Cohen McCurdy, Ltd., 800 Westpoint Pkwy., Suite 1100, Westlake, OH 44145-1594, has been retained as independent registered public accountants to audit financial statements for the Fund Complex and provide other assurance, tax, and related services.

      Stock Transfer Agent - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Fund accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for accounting services for the Fund is $7,500. Subject to the applicable minimum fee, the Fund's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Fund's average net assets.

      Subject to a $4,000 annual minimum fee the Fund incurs the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services.

      Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee for these administrative services, payable monthly, of 0.10% (ten basis points) of the Fund's average daily net assets of $50 million or less and 0.08% (eight basis points) of the Fund's average daily net assets greater than $50 million. These fees are reviewable annually by the respective Trustees of the Trust and the Funds.


      Reports to Shareholders - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                          ANTI-MONEY LAUNDERING PROGRAM

      The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

      Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor, if any, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                             PROXY VOTING PROCEDURES

      The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The procedures are also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix I.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES

      As of January 31, 2005, the following persons owned 5% or more of a class of a Fund's outstanding shares of beneficial interest:

                                                Number of
Name          Name & Address                    Shares of Record       Percent
of Fund       of Beneficial Owner               and Beneficially       of Shares
-------       -------------------               ---------------------  ---------

The Dynamic
Growth Fund   Consolidated Stores Corp.*        7,617,322.48           31.45%
              Pension PL & TR DTD 3-1-76
              c/o R. Meeder & Associates 0959
              P. O. Box 7177
              Dublin, OH  43017

              Nationwide Trust Company, FSB     5,208,559.57           21.50%
              c/o IPO Portfolio Accounting
              P.O.Box 182029
              Columbus, OH  43218-2029

* Indicates control person. Control means beneficial ownership of more than 25% of the shares of the Fund. Because of this control, a control person could prevent a change in the investment adviser or subadviser of the Fund that is favored by other shareholders. A control person could also cause a change in the investment adviser or subadviser of the Fund that is opposed by other shareholders.

      To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

                              FINANCIAL STATEMENTS


      The financial statements and independent accountants' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2005. The Fund will provide the Annual Report without charge at written request or request by telephone.

                                                                      Appendix I
                             Proxy Voting Policies,
                            Procedures and Guidelines

Proxy Voting Policy

Generally

      It is the policy of The Flex-funds (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.

      Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Trust.

      If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

      Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

      Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

      The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

      The Trust will retain records relating to the voting of proxies, including:

      o A copy of policies, procedures or guidelines relating to the voting of proxies.

      o A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

      o A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

      o A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

      o A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

      These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits - Defensive Growth Fund and Focused Growth Fund

         (a) Declaration of Trust (effective December 30, 1991) -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

         (b) By-laws of the Trust -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

         (c)  Not applicable.

         (d) (1) Investment Advisory Agreement between the Defensive Growth Fund and Meeder Asset Management, Inc. dated January 31, 2006 -- filed as an exhibit to Registrant's Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

              (2) Investment Advisory Agreement between the Focused Growth Fund and Meeder Asset Management, Inc. dated January 31, 2006 -- filed as an exhibit to Registrant's Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

         (e)  Not applicable.

         (f) Deferred Compensation Plan for Independent Trustees - filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated herein by reference.

         (g) Custodian Agreement between the Registrant and The Huntington National Bank - filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 on or about April 30, 2004, which exhibit is incorporated by reference herein.

         (h) Administrative Services Agreement between The Flex-funds and Mutual Funds Service Co.--filed as an Exhibit to Registrant's Post-Effective Amendment No. 31 on or about February 28, 1995, which exhibit is incorporated by reference herein.

         (i) Opinion and Consent of Counsel - filed as an exhibit to Registrant's First Pre- effective Amendment to the Registration Statement on Form N-1A filed with the Commission on July 20, 1982, which exhibit is incorporated herein by reference.

         (j)  Consent of Cohen McCurdy, Ltd. filed herewith.

         (k)  Not applicable.

         (l)  Agreements etc. for initial capital, etc. -- reference is made to
              Part II, Item 1(b)(13) of Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1 filed with the Commission on or about July 20, 1982, and is incorporated herein by reference.

         (m) (1) Distribution Plan for the Sale of Shares of The Flex-funds Defensive Growth Fund -- filed as an exhibit to Registrant's Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

              (2) Distribution Plan for the Sale of Shares of The Flex-funds
                  Focused Growth Fund -- filed as an exhibit to Registrant's Post-Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

         (n)  Not applicable.

         (o)  Not applicable.

         (p) Code of Ethics of Muirfield Investors, Inc. and R. Meeder & Associates, Inc. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

         (q) Powers of Attorney of Trustees of Registrant -- filed as an exhibit to Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

Item 23. Exhibits - Aggressive Growth Fund and Dynamic Growth Fund

         (a) Declaration of Trust (effective December 30, 1991) -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

         (b) By-laws of the Trust -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

         (c)  Not applicable.

         (d) (1) Investment Advisory Agreement between the Growth Mutual Fund Portfolio and R. Meeder & Associates - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

              (2) Investment Advisory Agreement between the Aggressive Growth
                  Mutual Fund Portfolio and R. Meeder & Associates- filed as an exhibit to the Registrant's Post- Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

         (e)  Not applicable.

         (f) Deferred Compensation Plan for Independent Trustees - filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated herein by reference.

         (g) Custody Agreement between the Registrant and The Huntington National Bank - filed as an Exhibit to Registrant's
              Post-Effective Amendment No. 48 on or about April 30, 2004, which exhibit is incorporated herein by reference.

         (h) (1) Administrative Services Agreement between The Flex-funds Dynamic Growth Fund and Mutual Funds Service Co. - filed as an exhibit to the Registrant's Post- Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

              (2) Administrative Services Agreement between The Flex-funds
                  Aggressive Growth Fund and Mutual Funds Service Co. - filed as an exhibit to the Registrant's Post- Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

         (i) Opinion and Consent of Counsel - filed as an exhibit to Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on July 20, 1982, which exhibit is incorporated herein by reference.

         (j)  Consent of Cohen McCurdy, Ltd., is filed herewith.

         (k)  Not applicable.

         (l) Agreements etc. for initial capital, etc. -- reference is made to Part II, Item 1(b)(13) of Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1 filed with the Commission on or about July 20, 1982, and is incorporated herein by reference.

         (m) (1) Distribution Plan for the Sale of Shares of The Flex-funds Dynamic Growth Fund - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

              (2) Distribution Plan for the Sale of Shares of The Flex-funds
                  Aggressive Growth Fund- filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

         (n)  Not applicable.

         (o)  Not applicable.

         (p) Code of Ethics of Muirfield Investors, Inc. and R. Meeder & Associates, Inc. - filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

         (q) Powers of Attorney of Trustees of Registrant and each Portfolio - filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

      None.

Item 25. Indemnification

      Reference is made to Section 5.3 of the Declaration of Trust filed as an original exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992. As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, the Trust will comply with the provisions of the Investment Company Act.

Item 26. Business and Other Connections of Investment Adviser.

      Not applicable.

Item 27. Principal Underwriters.

      Not applicable.

Item 28. Location of Accounts and Records.

      Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6125 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of The Huntington National Bank, the Trust's custodian, at 7 Easton Oval, Columbus, OH 43219. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6125 Memorial Drive, Dublin, OH 43017.

Item 29. Management Services.

      None

Item 30. Undertakings.

      Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more directors, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 10th day of March, 2006.


                            THE FLEX-FUNDS

                            BY: /s/ Wesley F. Hoag
                                ----------------------------------
                                    Wesley F. Hoag, Vice President

      Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                     DATE
------------------                 -----                     ----

Robert S. Meeder, Jr.*     President and Trustee             March 10, 2006
------------------------
Robert S. Meeder, Jr.

Milton S. Bartholomew*     Trustee                           March 10, 2006
------------------------
Milton S. Bartholomew

James W. Didion*           Trustee                           March 10, 2006
------------------------
James W. Didion

/s/ Bruce E. McKibben      Treasurer, Principal Financial
------------------------   Officer and Principal
Bruce E. McKibben          Accounting Officer                March 10, 1006

Jack W. Nicklaus II*       Trustee                           March 10, 2006
------------------------
Jack W. Nicklaus II

Walter L. Ogle*            Trustee                           March 10, 2006
------------------------
Walter L. Ogle

*By: /s/  Wesley F. Hoag                                     March 10, 2006
    --------------------
    Wesley F. Hoag
    Executed by Wesley F. Hoag on behalf
    of those indicated pursuant to Powers of Attorney